RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Salaries and benefits	$ 757	$ 723	$ 956
Office and miscellaneous	117	286	359
Exploration and evaluation assets	231	5,723	5,361
Oniva International Services Corp. [Member]
Statement [Line Items]
Salaries and benefits	636	665	594
Office and miscellaneous	290	322	560
Exploration and evaluation assets	0	206	353
Total cost	$ 926	$ 1,193	$ 1,507